Real estate properties held for lease, net (Minimum Future Rental Income) (Details) (USD $)	Dec. 31, 2012
Real estate properties held for lease, net [Abstract]
2013	$ 1,387,303
2014	2,567,165
2015	2,573,462
2016	2,566,882
2017 and thereafter	50,569,724
Total	$ 59,664,536